Operating Segment Information - Summary of Reconciliation of Reportable Segment Revenues, Profit, Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [abstract]
Reportable segment revenue	¥ 114,930	¥ 101,721	¥ 98,560
- Reclassification of expired sales in advance of carriage		357	275
- Reclassification of taxes relating to the expired tickets	348	397	69
Consolidated revenue	115,278	102,475	98,904
Profit before income tax
Consolidated profit before income tax	3,867	8,620	6,507
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(11)	(10)	(10)
Consolidated profit before income tax	3,856	8,610	¥ 6,497
Assets
Reportable segment assets	236,765	227,464
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	10	21
- Difference in intangible asset arising from the acquisition of Shanghai Airlines	2,242	2,242
Consolidated assets	239,017	229,727
Liabilities
Reportable segment liabilities	177,413	170,946
- Others	3	3
Consolidated liabilities	¥ 177,416	¥ 170,949